Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2013
Property And Equipment Tables
Schedule of Property and Equipment
	Cost $	Accumulated depreciation $	September 30, 2013 Net carrying value $	December 31, 2012 Net carrying value $

Computer equipment	2,011	615	1,395	–